Other Receivables and Prepayments (Details) - Schedule of Other Receivables and Prepayments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Other Receivables And Prepayments Abstract
Prepaid research and development expenses	$ 240,103	$ 305,178
Prepaid insurance	207,643	47,833
Prepaid service fee	153,752	148,346
Rental deposits	111,985	16,296
Prepaid rental expenses	7,572
Other receivables	10,636	204,752
Others	16,903	21,603
Other receivables and prepayments	$ 748,594	$ 744,008